UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number: 28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            August 11, 2005

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   16

Form 13F Information Table Value Total:   $179,093


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Comcast Corp New                     Cl A Spl     20030N200   10,964     366,088  Sh       Defined      02,03     366,088   0    0
Enzon Pharmaceuticals Inc               Com       293904108    7,365   1,136,493  Sh       Defined      02,03   1,136,493   0    0
Eon Labs Inc                            Com       29412E100   14,382     469,391  Sh       Defined      02,03     469,391   0    0
Gillette Co                             Com       375766102   16,829     332,400  Sh       Defined      02,03     332,400   0    0
Guidant Corp                            Com       401698105    9,705     144,200  Sh       Defined      02,03     144,200   0    0
Hibernia Corp                          Cl A       428656102    2,588      78,000  Sh       Defined      02,03      78,000   0    0
Macromedia Inc                          Com       556100105   11,126     291,100  Sh       Defined      02,03     291,100   0    0
May Department Stores Co                Com       577778103   16,389     408,100  Sh       Defined      02,03     408,100   0    0
Nextel Communications Inc              Cl A       65332V103   13,130     406,377  Sh       Defined      02,03     406,377   0    0
Sears Holdings Corp                     Com       812350106    7,584      50,600  Sh       Defined      02,03      50,600   0    0
Sunguard Data Systems Inc               Com       867363103    1,273      36,200  Sh       Defined      02,03      36,200   0    0
Titan Corp                              Com       888266103    4,826     212,200  Sh       Defined      02,03     212,200   0    0
Toys R Us Inc                           Com       892335100   20,064     757,700  Sh       Defined      02,03     757,700   0    0
Veritas Software Co                     Com       923436109   21,501     881,204  Sh       Defined      02,03     881,204   0    0
Vicuron Pharmaceuticals Inc             Com       926471103    7,954     285,081  Sh       Defined      02,03     285,081   0    0
Western Wireless Corp                  Cl A       95988E204   13,413     317,100  Sh       Defined      02,03     317,100   0    0
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